Other Income (Expenses), Net (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Jun. 30, 2016 USD ($)
Foreign Currency Transaction Gain (Loss), before Tax		$ (1)	$ 43
Other		2	33
Other Nonoperating Income (Expense)		2	174
Algonquin Power and Utilities Corporation [Member]
Gain (Loss) on Investments		0	160
Gain Loss On Conversion Of Subscription Receipts		0	63
The Barbados Light and Power Company Limited [Member]
Gain (Loss) on Investments	$ 53
Increase (Decrease) in Self Insurance Reserve		0	53
Self Insurance Reserve	30			$ 22
Gain (Loss) On Investments After Tax	$ 43
TECO Energy Inc [Member]
Foreign Currency Transaction Gain (Loss), before Tax		$ 0	(135)
Convertible Subordinated Debt			$ 2,185
Convertible debenture interest rate			4.00%